Quarterly Financial Information - Quarterly Financial Information (Detail) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended									9 Months Ended		12 Months Ended
	Sep. 30, 2017	Dec. 31, 2016	Sep. 30, 2016	Jun. 30, 2016	Mar. 31, 2016	Dec. 31, 2015	Sep. 30, 2015	Jun. 30, 2015	Mar. 31, 2015	Sep. 30, 2017	Sep. 30, 2016	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Net sales	$ 6,008	$ 8,615	$ 8,989	$ 12,126	$ 9,410	$ 10,192	$ 12,179	$ 10,945	$ 14,517	$ 17,526	$ 30,525	$ 39,140	$ 47,833	$ 48,144
Gross profit	606	1,374	884	1,157	1,178	1,256	2,001	1,608	2,554	1,533	3,219	4,593	7,419	8,253
Net income (loss)	$ (1,761)	$ 48	$ (945)	$ (1,035)	$ (903)	$ (959)	$ (138)	$ (678)	$ 532	$ (3,677)	$ (2,883)	$ (2,835)	$ (1,243)	$ 261
Basic and diluted net income (loss) per share	$ (0.56)	$ 0.00	$ (0.33)	$ (0.07)	$ (0.06)	$ (0.07)	$ (0.01)	$ (0.05)	$ 0.04	$ (1.24)	$ (1.00)
Scenario, Previously Reported [Member]
Basic and diluted net income (loss) per share			$ (0.07)